Shareholder Report, Average Annual Return (Details) 74200014600_Templeton Sustainable Emerging Markets Bond Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	26.74%	3.18%	2.82%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
JP Morgan GBI-EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent	19.26%	1.12%	3.88%